Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Loss from continuing operations	$ (25,649)	$ (20,090)		$ (66,196)	$ (39,907)	$ (101,575)	$ (94,222)
Loss from discontinued operations		(1,740)			(3,129)	(8,851)	(3,865)
Net loss attributable to QualTek Services Inc.	(11,718)	$ (21,830)	$ (16,646)	$ (16,718)	$ (43,036)	(110,426)	(98,087)
Less: accrued preferred return						(1,638)	(3,287)
Net loss attributable to Class A Units (basic)						(112,064)	(101,374)
Net Income (Loss) Available to Common Stockholders, Diluted	$ (22,506)		$ (32,096)			$ 112,064	$ 101,374
Weighted-average number of units outstanding, basic and diluted
Basic weighted average common units outstanding	22,171,350	11,923,941	22,171,350		11,797,013	11,859,955	10,989,751
Weighted average Class A common shares outstanding - diluted						11,859,955.00	10,989,751.00
EPU:
Net loss per share - continuing operations - basic	$ (0.48)	$ (1.75)	$ (0.68)		$ (3.52)	$ (8.70)	$ (8.87)
Net loss per share - continuing operations - diluted	(0.50)	(1.75)	(0.71)		(3.52)	(8.70)	(8.87)
Net loss per share - discontinued operations - basic		(0.15)			(0.27)	(0.75)	(0.35)
Net loss per share - discontinued operations - diluted		$ (0.15)			$ (0.27)	(0.75)	(0.35)
Net loss - Class A - basic						(9.45)	(9.22)
Net loss - Class A - diluted	$ (0.50)		$ (0.71)			$ (9.45)	$ (9.22)